Right-of-Use Asset and Lease Liabilities - Supplemental Balance Sheet Information (Details) - HZO, Inc. and Subsidiaries - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Operating right-of-use asset, net	$ 2,335,019	$ 2,675,083	$ 3,390,744
Finance lease assets	122,712	135,959	189,770
Total leased assets	2,457,731	2,811,042	3,580,514
Liabilities:
Current portion of operating lease liabilities	989,854	982,996	1,015,052
Finance lease liabilities, current	53,756	51,401	63,759
Long-term operating lease liabilities, net of current portion	1,555,040	1,931,610	2,635,658
Finance lease liabilities, Non-current	80,088	94,855	131,009
Total lease liabilities	$ 2,678,738	$ 3,060,862	$ 3,845,478